UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-02258
Investment Company Act File Number
Eaton Vance Series Trust II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
June 30
Date of Fiscal Year End
September 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Eaton Vance Parametric Tax-Managed Emerging Markets Fund (Formerly, Eaton Vance Tax-Managed Emerging Markets Fund)

Eaton Vance Parametric Tax-Managed Emerging Markets Fund	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Argentina — 0.9%
Banco Macro SA, Class B	130,676	$593,832
Banco Macro SA, Class B ADR	71,000	3,162,340
BBVA Banco Frances SA	76,594	253,315
BBVA Banco Frances SA ADR	23,099	228,680
Cresud SA ADR	129,731	2,080,885
Grupo Financiero Galicia SA, Class B ADR(1)	103,000	1,027,940
IRSA Inversiones y Representaciones SA	119,544	175,046
IRSA Inversiones y Representaciones SA ADR	57,300	847,467
Ledesma SAAI	259,501	343,294
MercadoLibre, Inc.(1)	49,000	3,536,820
Molinos Rio de la Plata SA, Class B	92,923	443,384
Petrobras Energia SA ADR	72,987	1,207,205
Siderar SAIC	120,100	815,625
Telecom Argentina SA ADR	181,200	3,837,816
Telecom Argentina SA, Class B	229,824	986,369
Transportadora de Gas del Sur SA	252,923	177,512

		$19,717,530

Botswana — 0.6%
Barclays Bank of Botswana	1,191,347	$1,263,424
Botswana Insurance Holdings Ltd.	298,665	452,478
First National Bank of Botswana	7,511,600	2,958,819
Letshego	14,326,403	4,395,161
Sechaba Breweries Ltd.	1,086,400	1,728,191
Sefalana Holding Co.(1)	991,000	510,573
Standard Chartered Bank Botswana	850,790	1,669,186

		$12,977,832

Brazil — 6.0%
AES Tiete SA, PFC Shares	53,416	$713,160
All America Latina Logistica SA (Units)	211,000	2,133,694
B2W Companhia Global do Varejo	20,200	373,676
Banco Bradesco SA	72,600	1,156,365
Banco Bradesco SA, PFC Shares	285,923	5,731,979
Banco do Brasil SA	108,199	2,054,630
Banco Santander Brasil SA	108,000	1,455,319
BM&F Bovespa SA	345,000	2,885,195
Bombril SA, PFC Shares	100,000	484,634
Bradespar SA, PFC Shares	39,200	938,298
Brasil Telecom SA, PFC Shares(1)	116,635	768,605
Braskem SA, PFC Shares	61,000	619,374
BRF-Brasil Foods SA	153,566	2,337,071
Centrais Eletricas Brasileiras SA	44,000	560,662
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	104,782	1,572,969
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	30,650	1,056,990
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class B, PFC Shares	406	14,001
Cia de Bebidas das Americas, PFC Shares	69,465	8,418,320
Cia de Companhia de Concessoes Rodoviarias (CCR)	70,200	1,811,011
Cia de Saneamento Basico do Estado de Sao Paulo	41,800	936,300
Cia de Saneamento de Minas Gerais - Copasa MG	20,000	306,738
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,863	794,080
Cia Energetica de Minas Gerais, PFC Shares	140,750	2,283,444
Cia Energetica de Sao Paulo, PFC Shares	60,500	904,639
Cia Paranaense de Energia-Copel, PFC Shares	36,800	810,165
Cia Siderurgica Nacional SA (CSN)	120,600	2,090,543
Cielo SA	249,900	2,175,548

Security	Shares	Value
Contax Participacoes SA, PFC Shares	30,200	$491,732
Cosan SA Industria e Comercio	52,100	774,110
CPFL Energia SA	50,000	1,143,617
Cyrela Brazil Realty SA	85,724	1,213,410
Diagnosticos da America SA	77,600	935,603
Duratex SA	116,036	1,258,428
EcoRodovias Infraestrutura e Logistica SA(1)	48,000	317,730
EDP-Energias do Brasil SA	16,600	359,078
Eletropaulo Metropolitana SA, Class B, PFC Shares	33,568	599,145
Embratel Participacoes SA	37,424,000	227,154
Embratel Participacoes SA, PFC Shares	67,000,000	417,166
Empresa Brasileira de Aeronautica SA	208,532	1,455,534
Fibria Celulose SA(1)	11,285	195,153
Gafisa SA	94,800	731,170
Gerdau SA, PFC Shares	124,400	1,668,960
Gol Linhas Aereas Inteligentes SA, PFC Shares	37,000	567,465
Hypermarcas SA(1)	25,500	396,215
Investimentos Itau SA, PFC Shares	932,392	7,119,684
Itau Unibanco Holding SA, PFC Shares	357,092	8,541,083
JBS SA	164,700	711,558
Klabin SA, PFC Shares	147,000	408,333
Light SA	22,600	288,511
LLX Logistica SA(1)	154,000	842,813
Localiza Rent a Car SA	40,900	687,710
Lojas Americanas SA, PFC Shares	288,359	2,638,178
Lojas Renner SA	29,000	993,918
Lupatech SA(1)	35,700	471,569
Marcopolo SA, PFC Shares	92,600	306,478
Metalurgica Gerdau SA, PFC Shares	31,400	507,002
MRV Engenharia e Participacoes SA	117,600	1,116,227
Natura Cosmeticos SA	35,000	941,194
Net Servicos de Comunicacao SA, PFC Shares	109,407	1,429,016
OGX Petroleo e Gas Participacoes SA(1)	215,000	2,801,862
PDG Realty SA Empreendimentos e Participacoes	132,000	1,571,986
Petroleo Brasileiro SA	275,200	4,944,492
Petroleo Brasileiro SA ADR	187,400	6,150,468
Petroleo Brasileiro SA, PFC Shares	259,100	4,178,983
Randon Participacoes SA, PFC Shares	95,550	672,012
Redecard SA	168,700	2,617,243
Souza Cruz SA	28,900	1,444,317
Suzano Papel e Celulose SA	25,000	237,145
TAM SA, PFC Shares	21,600	489,064
Tele Norte Leste Participacoes SA	11,200	208,180
Tele Norte Leste Participacoes SA, PFC Shares	79,300	1,134,196
Tele Norte Leste Participacoes SA ADR, PFC Shares	26,608	374,641
Telemar Norte Leste SA, PFC Shares	9,000	238,830
Telesp-Telecomunicacoes de Sao Paulo SA, PFC Shares	18,313	449,166
Tim Participacoes SA(1)	75,000	321,809
Tim Participacoes SA, PFC Shares	223,232	719,039
Totvs SA	11,000	844,504
Tractebel Energia SA	56,300	842,504
Ultrapar Participacoes SA, PFC Shares	25,912	1,559,008
Usinas Siderurgicas de Minas Gerais SA	20,700	315,271
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	63,000	845,213
Vale SA	189,400	5,854,385
Vale SA, PFC Shares	420,292	11,500,898
Vivo Participacoes SA, PFC Shares	72,318	1,974,640
Weg SA	130,700	1,429,048

		$138,861,258

Security	Shares	Value
Bulgaria — 0.2%
Albena Invest Holding PLC	19,550	$87,604
Bulgarian American Credit Bank JSCO(1)	38,300	279,965
Bulgartabak Holding	3,450	47,852
CB First Investment Bank AD(1)	54,000	72,154
Chimimport AD(1)	487,988	878,709
Corporate Commercial Bank AD	19,900	803,605
Doverie Holding AD(1)	40,000	95,208
Industrial Holding Bulgaria PLC(1)	210,365	193,833
Olovno Tzinkov Komplex AD(1)	33,800	261,589
Petrol AD(1)	76,205	141,230
Sopharma AD(1)	303,500	829,311
Vivacom(1)	32,300	60,784

		$3,751,844

Chile — 3.1%
Administradora de Fondos de Pensiones Provida SA ADR	9,800	$616,518
AES Gener SA	1,922,700	1,065,446
Almendral SA	7,092,000	858,108
Antarchile SA, Series A	28,200	623,298
Banco de Chile	7,328,779	1,083,444
Banco de Chile ADR	21,946	1,972,068
Banco de Credito e Inversiones	47,224	2,831,780
Banco Santander Chile SA ADR	39,122	3,777,229
Cap SA	47,300	2,345,196
Cencosud SA	657,500	4,452,212
Cia Cervecerias Unidas SA ADR	32,100	1,786,365
Cia Electro Metalurgica SA	17,500	280,420
Cia General de Electricidad SA	116,110	787,431
Cia SudAmericana de Vapores SA(1)	609,456	772,452
Colbun SA	4,408,500	1,257,879
Corpbanca SA	83,071,400	1,236,667
Corpbanca SA ADR	17,000	1,255,960
Embotelladora Andina SA, Series A ADR	25,100	601,145
Embotelladora Andina SA, Series B ADR	28,200	807,930
Empresa Nacional de Electricidad SA ADR	65,059	3,515,138
Empresas CMPC SA	48,400	2,621,896
Empresas Copec SA	348,400	6,530,024
Empresas La Polar SA	88,300	660,903
Enersis SA	1,248,200	588,420
Enersis SA ADR	126,871	2,982,737
ENTEL SA	77,200	1,253,812
Grupo Security SA	1,066,690	520,718
Invercap SA	51,300	689,445
Inversiones Aguas Metropolitanas SA	211,100	316,443
Lan Airlines SA	21,000	616,822
Lan Airlines SA ADR	80,500	2,369,920
Madeco SA	15,429,800	939,219
Masisa SA(1)	5,792,050	993,984
Minera Valparaiso SA	28,200	1,037,858
Parque Arauco SA	498,800	974,601
Quinenco SA	324,000	1,138,840
S.A.C.I. Falabella SA	681,600	6,632,088
Salfacorp SA	510,700	1,425,504
Sociedad de Inversiones Pampa Calichera SA, Class A	834,400	1,638,954
Sociedad Quimica y Minera de Chile SA	20,950	1,082,911
Sociedad Quimica y Minera de Chile SA, Series B ADR	28,700	1,384,488
Sonda SA	483,700	1,095,113
Vina Concha y Toro SA ADR	25,800	1,236,336

		$70,657,722

Security	Shares	Value
China — 9.0%
Agile Property Holdings, Ltd.	298,000	$336,834
Air China, Ltd., Class H(1)	910,000	1,255,401
Alibaba.com Ltd.(1)	523,500	1,088,447
Aluminum Corp. of China Ltd., Class H(1)	1,358,000	1,292,481
Angang Steel Co., Ltd., Class H	428,000	681,589
Anhui Conch Cement Co., Ltd., Class H	290,000	1,319,605
Anta Sports Products, Ltd.	275,000	638,920
AsiaInfo-Linkage, Inc.(1)	10,500	207,165
Baidu, Inc. ADR(1)	86,600	8,886,892
Bank of China, Ltd., Class H	12,916,000	6,780,590
Bank of Communications, Ltd., Class H	1,413,000	1,524,913
BBMG Corp., Class H	425,000	601,185
Beijing Capital International Airport Co., Ltd., Class H	596,000	312,629
Beijing Enterprises Holdings, Ltd.	185,500	1,320,195
Beijing North Star Co., Ltd., Class H	1,580,000	446,960
BOE Technology Group Co., Ltd., Class B(1)	1,405,300	349,581
BYD Co., Ltd., Class H	266,000	2,123,790
Chaoda Modern Agriculture Holdings, Ltd.	933,660	776,976
China Agri-Industries Holdings, Ltd.	725,000	1,028,892
China Bluechemical, Ltd., Class H	850,000	611,763
China CITIC Bank, Class H	1,229,000	785,718
China Coal Energy Co., Class H	1,233,000	2,027,768
China Communications Construction Co., Ltd., Class H	1,677,000	1,591,942
China Communications Services Corp., Ltd., Class H	718,000	425,028
China Construction Bank, Class H	7,506,000	6,560,234
China COSCO Holdings Co., Ltd., Class H(1)	843,150	949,550
China Dongxiang (Group) Co., Ltd.	1,553,000	897,726
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	884,160
China Everbright International, Ltd.	675,000	336,962
China Everbright, Ltd.	456,000	1,078,828
China Foods, Ltd.	460,000	398,842
China High Speed Transmission Equipment Group Co., Ltd.	310,000	673,262
China International Marine Containers Co., Ltd., Class B	413,812	706,700
China Life Insurance Co., Ltd., Class H	1,640,000	6,484,371
China Longyuan Power Group Corp., Class H(1)	979,000	969,190
China Mengniu Dairy Co., Ltd.	603,000	1,860,586
China Merchants Bank Co., Ltd., Class H	800,000	2,052,046
China Merchants Holdings (International) Co., Ltd.	824,000	2,979,456
China Merchants Property Development Co., Ltd., Class B	588,654	1,127,701
China Minsheng Banking Corp, Ltd., Class H	720,000	643,312
China Mobile, Ltd.	1,813,900	18,567,740
China National Building Material Co., Ltd., Class H	330,000	768,378
China National Materials Co., Ltd., Class H	596,000	494,536
China Oilfield Services, Ltd., Class H	564,000	878,885
China Overseas Land & Investment, Ltd.	828,360	1,746,969
China Petroleum & Chemical Corp., Class H	4,906,000	4,328,481
China Railway Construction Corp., Class H	644,000	865,819
China Railway Group, Ltd., Class H	1,290,000	1,006,625
China Resources Enterprise, Ltd.	532,000	2,410,719
China Resources Land, Ltd.	362,000	732,454
China Resources Power Holdings Co., Ltd.	561,000	1,210,202
China Shenhua Energy Co., Ltd., Class H	804,000	3,311,027
China Shipping Container Lines Co., Ltd., Class H(1)	1,241,000	454,755
China Shipping Development Co., Ltd., Class H	428,000	586,720
China Southern Airlines Co., Ltd., Class H(1)	876,500	507,116
China Taiping Insurance Holdings Co., Ltd.(1)	152,800	510,662
China Telecom Corp., Ltd., Class H	5,124,000	2,809,544
China Travel International Investment Hong Kong, Ltd.(1)	800,000	188,259
China Unicom, Ltd.	1,830,290	2,671,814
China Vanke Co., Ltd., Class B	1,185,417	1,500,210
China Yurun Food Group, Ltd.	461,000	1,713,636

Security	Shares	Value
China Zhongwang Holdings, Ltd.	541,200	$334,366
Chongqing Changan Automobile Co., Ltd., Class B	723,024	646,933
Citic Pacific, Ltd.	628,000	1,425,548
CNOOC, Ltd.	4,433,500	8,616,669
Cosco Pacific, Ltd.	642,000	977,856
Ctrip.com International, Ltd. ADR(1)	61,900	2,955,725
Datang International Power Generation Co., Ltd., Class H	1,504,000	626,527
Dazhong Transportation Group Co., Ltd., Class B	633,875	448,330
Dongfeng Motor Corp., Class H	1,298,000	2,644,637
Focus Media Holding, Ltd. ADR(1)	37,100	901,530
FU JI Food & Catering Services(1)(2)	133,000	0
Golden Eagle Retail Group, Ltd.	200,000	564,462
Guangdong Investment, Ltd.	954,000	502,054
Guangzhou Automobile Group Co., Ltd., Class H	896,857	1,546,614
Guangzhou R&F Properties Co., Ltd., Class H	242,400	338,793
Hangzhou Steam Turbine Co., Ltd., Class B	273,307	563,323
Hidili Industry International Development, Ltd.	304,000	298,217
Huaneng Power International, Inc., Class H	1,448,000	898,945
Industrial & Commercial Bank of China, Ltd., Class H	10,372,000	7,690,589
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	392,000	493,033
Inner Mongolia Yitai Coal Co., Ltd., Class B	212,000	1,208,246
Jiangsu Expressway Co., Ltd., Class H	352,000	369,332
Jiangxi Copper Co., Ltd., Class H	432,000	1,088,632
Kingboard Chemical Holdings, Ltd.	224,000	1,132,693
Kunlun Energy Co., Ltd.	574,000	742,233
Lee & Man Paper Manufacturing, Ltd.	431,000	379,916
Lenovo Group, Ltd.	1,700,000	1,051,490
Li Ning Co., Ltd.	287,500	868,176
Lianhua Supermarket Holdings Ltd., Class H	130,000	530,594
Lonking Holdings, Ltd.	535,000	538,867
Maanshan Iron & Steel Co., Ltd., Class H	1,389,000	866,712
Metallurgical Corp. of China, Ltd., Class H(1)	795,000	412,259
Mindray Medical International, Ltd. ADR	31,500	931,455
NetEase.com, Inc. ADR(1)	46,000	1,814,240
New Oriental Education & Technology Group Inc. ADR(1)	11,500	1,122,170
Nine Dragons Paper Holdings, Ltd.	545,000	942,194
Parkson Retail Group, Ltd.	515,000	895,340
PetroChina Co., Ltd., Class H	5,962,300	6,932,303
PICC Property & Casualty Co., Ltd., Class H(1)	390,000	527,578
Ping An Insurance (Group) Co. of China, Ltd., Class H	333,000	3,387,211
Qingling Motors Co., Ltd., Class H	1,448,966	462,225
Renhe Commercial Holdings Co., Ltd.	1,098,000	205,111
Semiconductor Manufacturing International Corp.(1)	5,725,000	410,625
Shanda Interactive Entertainment, Ltd. ADR(1)	12,000	469,800
Shanghai Diesel Engine Co., Ltd., Class B	534,000	424,744
Shanghai Electric Group Co., Ltd., Class H	934,000	515,380
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	226,201
Shanghai Industrial Holdings, Ltd.	175,000	880,462
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	1,012,269
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	1,000,000	249,969
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	473,298
Shenzhen Chiwan Wharf Holdings, Ltd., Class B	153,115	255,796
Shimao Property Holdings, Ltd.	301,000	498,460
SINA Corp.(1)	25,700	1,299,906
Sino-Ocean Land Holdings, Ltd.	794,500	550,689
Sinofert Holdings, Ltd.(1)	650,000	374,001
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,628,000	671,501
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H(1)	3,201,000	878,854
Sohu.com, Inc.(1)	10,500	605,010
Sound Global, Ltd.(1)	378,000	246,715
Suntech Power Holdings Co., Ltd. ADR(1)	48,000	462,720
Tencent Holdings, Ltd.	269,400	5,864,272

Security	Shares	Value
Tingyi (Cayman Islands) Holding Corp.	1,184,000	$3,260,974
Travelsky Technology, Ltd., Class H	812,000	818,980
Tsingtao Brewery Co., Ltd., Class H	1,124,000	6,440,767
Want Want China Holdings, Ltd.	2,580,000	2,389,106
Weichai Power Co., Ltd., Class H	57,000	604,784
Wumart Stores, Inc., Class H	244,000	581,903
Yangzijiang Shipbuilding Holdings, Ltd.	697,000	933,982
Yantai Changyu Pioneer Wine Co., Ltd., Class B	103,948	1,323,080
Yanzhou Coal Mining Co., Ltd., Class H	548,000	1,336,380
Zhejiang Expressway Co., Ltd., Class H	436,000	411,580
Zhuzhou CSR Times Electric Co., Ltd., Class H	185,000	595,836
Zijin Mining Group Co., Ltd., Class H	1,080,000	913,525
ZTE Corp., Class H	492,180	1,951,399

		$209,098,837

Colombia — 1.7%
Almacenes Exito SA	359,734	$4,468,845
Banco de Bogota	14,000	404,096
Bancolombia SA ADR, PFC Shares	99,700	6,543,311
Cementos Argos SA	284,000	1,986,290
Cia Colombiana de Inversiones SA	566,260	2,137,364
Cia de Cemento Argos SA	341,000	4,315,617
Corporacion Financiera Colombiana SA	16,571	318,257
Ecopetrol SA	1,889,400	3,880,425
Empresa de Telecommunicaciones de Bogota SA(1)	1,807,100	781,400
Grupo Aval Acciones y Valores SA	1,192,000	879,998
Grupo de Inversiones Suramericana	174,400	3,713,460
Grupo Nacional de Chocolates SA	222,900	3,211,947
Interconexion Electrica SA	591,600	4,630,213
ISAGEN SA ESP	857,500	1,178,048
Promigas SA	27,000	501,768
Tableros y Maderas de Caldas	54,336,100	297,083
Textiles Fabricato Tejicondor SA(1)	34,115,900	520,767

		$39,768,889

Croatia — 0.7%
Adris Grupa DD, PFC Shares	36,800	$1,900,421
Atlantska Plovidba DD	15,437	2,338,475
Croatia Osiguranje DD(1)	160	142,232
Dalekovod DD(1)	15,890	794,742
Ericsson Nikola Tesla	5,610	1,384,010
Hrvatski Telekom DD	147,250	7,515,707
INA Industrija Nafte DD(1)	1,953	613,910
Institut IGH DD	2,210	643,420
Koncar-Elektroindustrija DD(1)	2,370	211,960
Kras DD	1,645	145,943
Petrokemija DD(1)	5,250	150,842
Podravka Prehrambena Industrija DD(1)	17,450	947,872
Privredna Banka Zagreb DD	3,310	297,915
Riviera Holding DD(1)	3,830	124,801

		$17,212,250

Czech Republic — 1.5%
CEZ AS	314,770	$14,061,666
Komercni Banka AS	29,800	6,463,173
Komercni Banka AS GDR	27,154	1,974,273
New World Resources NV, Class A	383,600	4,441,223
Philip Morris CR AS	1,660	860,099
Telefonica 02 Czech Republic AS	168,500	3,612,367
Unipetrol AS(1)	284,200	3,285,199

		$34,698,000

Security	Shares	Value
Egypt — 1.5%
Alexandria Mineral Oils Co.	49,000	$349,791
Arab Cotton Ginning(1)	1,380,400	1,325,188
Commercial International Bank	665,290	4,959,637
Eastern Tobacco	55,400	1,232,424
Egypt Kuwaiti Holding Co.	642,251	1,045,982
Egyptian Financial & Industrial Co.(1)	137,064	464,058
Egyptian Financial Group-Hermes Holding SAE	321,300	1,636,791
Egyptian for Tourism Resorts(1)	3,501,400	1,173,850
Egyptian International Pharmaceutical Industrial Co.	44,132	278,993
El Ezz Aldekhela Steel Alexa Co.	4,750	698,440
El Kahera Housing & Development Co. SAE	234,800	250,194
El Sewedy Cables Holding Co.(1)	60,900	757,699
El Watany Bank of Egypt	43,866	191,313
Ezz Steel(1)	451,700	1,531,958
Ghabbour Auto	27,700	213,768
International Hotel Holdings(1)(2)	11,863	0
Maridive & Oil Services SAE	445,440	1,268,095
Medinet Nasr for Housing	56,250	306,881
Misr Cement (Qena)	18,251	320,555
MobiNil-Egyptian Co. for Mobil Services	41,078	1,307,692
National Societe General Bank	83,451	541,968
Nile Cotton Ginning Co.(1)	125,000	287,548
Olympic Group Financial Investments	67,971	322,606
Orascom Construction Industries (OCI)	117,901	5,169,536
Orascom Telecom Holding SAE(1)	3,638,310	3,219,907
Oriental Weavers Co.	70,181	409,919
Palm Hills Developments SAE(1)	412,500	427,245
Pioneers Holding	547,300	353,866
Sidi Kerir Petrochemicals Co.	367,800	828,631
Six of October Development & Investment Co.(1)	21,701	355,812
South Valley Cement	485,000	451,753
Suez Cement Co.	42,400	311,624
Talaat Moustafa Group(1)	470,000	586,382
Telecom Egypt	460,700	1,415,524

		$33,995,630

Estonia — 0.5%
AS Baltika(1)	226,000	$258,720
AS Merko Ehitus	75,000	832,507
AS Nordecon International(1)	278,082	511,641
AS Olympic Entertainment Group(1)	893,399	1,396,092
AS Tallink Group, Ltd.(1)	6,103,470	5,482,066
AS Tallinna Kaubamaja	202,800	1,558,628
AS Tallinna Vesi	35,235	341,042

		$10,380,696

Ghana — 0.3%
Aluworks Ghana, Ltd.(1)	1,810,900	$368,534
CAL Bank, Ltd.	3,266,254	664,711
Ghana Commercial Bank, Ltd.	1,384,370	1,942,976
HFC Bank Ghana, Ltd.	3,899,473	1,340,871
Produce Buying Co., Ltd.	650,000	68,421
SG-SSB, Ltd.	740,000	337,544
Standard Chartered Bank of Ghana, Ltd.	34,600	1,068,351
Unilever Ghana, Ltd.	249,000	884,168

		$6,675,576

Hungary — 1.6%
EGIS Rt.	8,778	$964,422
FHB Mortgage Bank Rt.(1)	61,300	358,572
Magyar Telekom Rt.	1,663,234	5,440,402

Security	Shares	Value
Magyar Telekom Rt. ADR	37,300	$608,363
MOL Hungarian Oil & Gas Rt.(1)	91,245	9,541,145
OTP Bank Rt.(1)	448,700	11,675,853
Richter Gedeon Rt.	37,822	8,749,674

		$37,338,431

India — 6.0%
ABB, Ltd.	10,000	$203,574
ACC, Ltd.	28,800	637,131
Adani Enterprises, Ltd.	29,200	435,999
Aditya Birla Nuvo, Ltd.	14,406	273,875
Allahabad Bank, Ltd.	64,000	331,825
Andhra Bank	55,000	196,262
Apollo Hospitals Enterprise, Ltd.	31,400	318,417
Ashok Leyland, Ltd.	123,000	199,213
Asian Paints, Ltd.	8,000	475,730
Axis Bank, Ltd.	88,800	3,022,923
Bajaj Auto, Ltd.(1)	22,200	728,918
Bajaj Auto, Ltd. GDR(1)(4)	14,404	471,179
Bajaj Finserv, Ltd. GDR(4)	7,202	85,643
Bajaj Holdings & Investment, Ltd.	11,100	208,650
Balrampur Chini Mills, Ltd.	145,600	301,514
Bank of India	43,100	496,479
Bharat Electronics, Ltd.	5,000	192,635
Bharat Forge, Ltd.	42,200	339,422
Bharat Heavy Electricals, Ltd.	36,500	2,018,428
Bharat Petroleum Corp., Ltd.	36,000	601,973
Bharti Airtel, Ltd.	941,800	7,641,570
Biocon, Ltd.	38,400	309,564
Cairn India, Ltd.(1)	104,200	771,861
Canara Bank, Ltd.	21,500	278,342
Century Textiles & Industries, Ltd.	12,000	134,592
Cipla, Ltd.	161,400	1,155,591
Colgate-Palmolive (India), Ltd.	13,000	252,100
Container Corp. of India, Ltd.	9,000	259,772
Corporation Bank	17,000	261,852
Crompton Greaves, Ltd.	67,900	471,380
Cummins India, Ltd.	23,000	376,142
Dabur India, Ltd.	278,000	663,077
Divi’s Laboratories, Ltd.	14,000	214,507
Dr. Reddy’s Laboratories, Ltd.	13,300	426,063
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	863,496
Educomp Solutions, Ltd.	16,200	218,502
Essar Oil, Ltd.(1)	178,500	511,605
Financial Technologies India, Ltd.	3,500	89,563
GAIL (India), Ltd.	80,250	847,316
GAIL (India), Ltd. GDR(4)	25,050	1,598,190
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	392,332
Glenmark Pharmaceuticals, Ltd.	28,000	186,762
GMR Infrastructure(1)	571,100	717,863
Grasim Industries, Ltd. GDR(4)	13,300	661,808
Great Eastern Shipping Co., Ltd. (The)	15,200	106,519
GTL, Ltd.	34,000	320,824
Gujarat Ambuja Cements, Ltd.	159,800	499,298
HCL Technologies, Ltd.	49,700	468,908
HDFC Bank, Ltd.	51,200	2,827,356
HDFC Bank, Ltd. ADR	7,700	1,419,649
Hero Honda Motors, Ltd.	31,942	1,329,180
Hindalco Industries, Ltd.	201,210	875,192
Hindustan Construction, Ltd.	142,600	186,890
Hindustan Petroleum Corp., Ltd.	18,000	203,583
Hindustan Unilever, Ltd.	441,209	3,019,756

Security	Shares	Value
Hindustan Zinc, Ltd.	19,900	$477,696
Housing Development & Infrastructure, Ltd.(1)	134,301	773,536
Housing Development Finance Corp., Ltd.	445,000	7,212,844
I-Flex Solutions, Ltd.(1)	4,000	198,682
ICICI Bank, Ltd.	119,100	2,951,617
ICICI Bank, Ltd. ADR	21,000	1,046,850
IDBI Bank, Ltd.	74,000	251,248
Idea Cellular, Ltd.(1)	669,301	1,104,029
Indiabulls Real Estate, Ltd.(1)	117,000	451,615
Indian Hotels Co., Ltd.	65,820	144,726
Indian Oil Corp., Ltd.	47,500	441,462
Infosys Technologies, Ltd.	147,951	9,995,488
Infrastructure Development Finance Co., Ltd.	271,900	1,237,098
ITC, Ltd.	1,223,800	4,840,591
IVRCL Infrastructures & Projects, Ltd.	43,200	154,208
Jain Irrigation Systems, Ltd.	12,700	336,949
Jaiprakash Associates, Ltd.	163,650	439,526
Jammu & Kashmir Bank, Ltd.	12,000	215,963
Jindal Steel & Power, Ltd.	90,000	1,422,265
JSW Steel, Ltd.	17,000	506,440
Kotak Mahindra Bank, Ltd.	64,000	675,061
Lanco Infratech, Ltd.(1)	599,000	953,159
Larsen & Toubro, Ltd.	38,200	1,742,340
Larsen & Toubro, Ltd. GDR	48,000	2,179,071
LIC Housing Finance, Ltd.	30,000	959,702
Lupin, Ltd.	71,500	620,036
Mahindra & Mahindra, Ltd.	141,400	2,180,020
Maruti Suzuki India, Ltd.	50,500	1,621,555
Motor Industries Co., Ltd.	3,900	538,318
Mphasis, Ltd.	27,000	372,847
Mundra Port & Special Economic Zone, Ltd.	267,500	996,043
Nagarjuna Construction Co., Ltd.	37,800	131,925
National Aluminium Co., Ltd.	24,000	214,340
Nestle India, Ltd.	12,100	907,466
Neyveli Lignite Corp., Ltd.	78,000	276,090
Nicholas Piramal India, Ltd.	21,000	233,155
NTPC, Ltd.	623,300	3,004,782
Oil & Natural Gas Corp., Ltd.	129,950	4,048,713
Patni Computer Systems, Ltd.	14,000	129,215
Petronet LNG, Ltd.	94,000	221,620
Power Grid Corp. of India, Ltd.	364,700	864,602
Punjab National Bank, Ltd.	13,000	374,337
Ranbaxy Laboratories, Ltd. GDR(1)	70,500	888,444
Reliance Capital, Ltd.	62,100	1,073,898
Reliance Communications, Ltd.	560,800	2,095,691
Reliance Communications, Ltd. GDR(5)	42,816	160,556
Reliance Industries, Ltd.	319,512	7,018,710
Reliance Industries, Ltd. GDR(5)	42,816	1,902,018
Reliance Infrastructure, Ltd.	80,200	1,901,381
Reliance Infrastructure, Ltd. GDR	5,900	424,800
Reliance Natural Resources, Ltd.(1)	694,100	599,240
Reliance Power, Ltd.(1)	333,800	1,195,379
Sesa Goa, Ltd.	100,000	726,400
Shipping Corp. of India, Ltd.	49,500	178,376
Siemens India, Ltd.	37,200	682,731
State Bank of India	17,700	1,267,800
State Bank of India GDR	25,100	3,600,902
Steel Authority of India, Ltd.	156,000	707,348
Sterlite Industries (India), Ltd.	213,200	792,234
Sun Pharmaceuticals Industries, Ltd.	24,800	1,115,750
Tata Chemicals, Ltd.	22,000	197,424
Tata Communications, Ltd.(1)	47,000	319,390

Security	Shares	Value
Tata Consultancy Services, Ltd.	130,980	$2,676,412
Tata Motors, Ltd. ADR	19,800	505,098
Tata Power Co., Ltd.	61,000	1,840,772
Tata Steel, Ltd.	60,000	872,562
Tata Tea, Ltd.	156,000	420,486
Titan Industries, Ltd.	6,000	436,843
Torrent Power, Ltd.	65,000	468,529
Ultra Tech Cement, Ltd.	7,000	165,758
Ultra Tech Cement, Ltd. GDR	3,800	179,789
United Phosphorus, Ltd.	112,000	446,554
United Spirits, Ltd.	29,500	1,031,700
Voltas, Ltd.	86,500	469,212
Wipro, Ltd.	101,666	1,021,958
Wipro, Ltd. ADR	21,833	315,705
Zee Entertainment Enterprises, Ltd.	121,000	812,996

		$138,060,871

Indonesia — 3.8%
Aneka Tambang Tbk PT	8,587,500	$2,282,911
Astra Argo Lestari Tbk PT	420,000	974,847
Astra International Tbk PT	2,327,500	14,770,250
Bakrie Sumatera Plantations Tbk PT	10,258,500	390,455
Bank Central Asia Tbk PT	9,779,500	7,336,055
Bank Danamon Indonesia Tbk PT	2,391,681	1,553,024
Bank Mandiri Tbk PT	5,487,000	4,418,276
Bank Negara Indonesia Persero Tbk PT	2,149,000	883,754
Bank Pan Indonesia Tbk PT(1)	3,525,272	450,716
Bank Rakyat Indonesia PT	4,290,000	4,803,488
Barito Pacific Tbk PT(1)	5,662,500	799,262
Bumi Resources Tbk PT	14,544,000	3,456,776
Gudang Garam Tbk PT	763,500	4,414,666
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	866,828
Indocement Tunggal Prakarsa Tbk PT	1,149,500	2,371,041
Indofood Sukses Makmur Tbk PT	6,576,500	4,014,087
Indosat Tbk PT	1,592,500	983,649
International Nickel Indonesia Tbk PT	2,462,000	1,342,806
Kalbe Farma Tbk PT	5,352,500	1,530,896
Lippo Karawaci Tbk PT(1)	6,000,000	376,888
Matahari Putra Prima Tbk PT	1,600,000	170,822
Medco Energi Internasional Tbk PT	1,397,000	520,606
Perusahaan Gas Negara PT	8,674,000	3,737,640
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	454,000	501,265
Ramayana Lestari Sentosa Tbk PT	4,100,000	400,050
Semen Gresik (Persero) Tbk PT	2,655,000	2,944,058
Tambang Batubara Bukit Asam Tbk PT	948,000	2,065,952
Telekomunikasi Indonesia Tbk PT	7,450,160	7,684,793
Unilever Indonesia Tbk PT	1,343,700	2,536,325
United Tractors Tbk PT	3,996,000	9,153,702

		$87,735,888

Jordan — 0.7%
Arab Bank PLC	468,675	$6,948,235
Arab Potash Co. PLC	54,500	2,689,411
Bank of Jordan	55,600	182,913
Capital Bank of Jordan(1)	500,415	1,007,563
Jordan Ahli Bank	69,300	154,598
Jordan Petroleum Refinery	75,200	562,553
Jordan Phosphate Mines	39,200	783,723
Jordan Steel	203,000	627,894
Jordan Telecom Corp.	97,100	726,622
Jordanian Electric Power Co.	243,901	1,408,479
Lafarge Jordan Cement	24,700	151,007

Security	Shares	Value
Middle East Complex for Engineering, Electronics & Heavy Industries PLC(1)	340,900	$186,914
Taameer Jordan Holdings PSC(1)	1,024,400	766,921
Union Land Development(1)	156,800	395,974
United Arab Investors(1)	940,700	706,195

		$17,299,002

Kazakhstan — 0.7%
Eurasian Natural Resources Corp.	320,900	$4,636,438
Halyk Savings Bank of Kazakhstan JSC GDR(1)(4)	316,000	2,711,823
Kazakhmys PLC	259,000	5,908,500
KazMunaiGas Exploration Production GDR	225,226	3,991,436

		$17,248,197

Kenya — 0.7%
Athi River Mining, Ltd.	561,200	$1,237,072
Bamburi Cement Co., Ltd.	366,541	962,312
Barclays Bank of Kenya, Ltd.	1,664,880	1,309,224
East African Breweries, Ltd.	1,812,440	4,242,120
Equity Bank, Ltd.	4,185,400	1,399,453
ICDC Investment Co.(1)	888,800	280,674
KenolKobil, Ltd.	2,380,000	294,737
Kenya Airways, Ltd.	1,127,600	642,348
Kenya Commercial Bank, Ltd.	9,436,560	2,454,090
Kenya Electricity Generating Co., Ltd.	1,242,800	272,416
Kenya Power & Lighting, Ltd.	112,650	332,021
Mumias Sugar Co., Ltd.	2,730,114	417,547
Nation Media Group, Ltd.	197,280	407,997
NIC Bank, Ltd.	640,854	365,068
Safaricom, Ltd.	19,565,900	1,066,129
Standard Chartered Bank Kenya, Ltd.	309,721	1,058,613

		$16,741,821

Kuwait — 1.5%
Abyaar Real Estate Development(1)	1,440,000	$139,257
Aerated Concrete Industries Co.	110,250	149,039
Agility DGS	410,000	748,596
Al Ahli Bank of Kuwait KSC	78,750	150,698
Al Safat Investment Co.(1)	1,140,000	327,654
Al Safwa Group Co.(1)	2,320,000	235,242
Al-Deera Holding Co.(1)	660,000	108,216
Al-Mazaya Holding Co.(1)	619,000	189,091
Boubyan Bank KSC(1)	607,500	1,279,846
Boubyan Petrochemicals Co.	1,190,000	2,381,671
Burgan Bank SAK(1)	629,791	1,046,879
Combined Group Contracting Co.	66,000	417,135
Commercial Bank of Kuwait SAK(1)	240,000	783,708
Commercial Real Estate Co. KSCC(1)	1,009,266	294,689
Gulf Bank(1)	780,000	1,424,157
Gulf Cable & Electrical Industries	110,000	764,747
Hits Telecom Holding KSC(1)	1,320,000	232,696
Investment Dar Co.(1)	125,000	33,796
Kuwait Finance House KSC	799,020	3,254,435
Kuwait Foods Co. (Americana)	185,000	1,091,292
Kuwait International Bank(1)	518,000	509,270
Kuwait Pipes Industries & Oil Services Co.(1)	360,000	440,627
Kuwait Portland Cement Co.	100,000	544,556
Kuwait Projects Co. Holdings KSC	367,500	606,478
Kuwait Real Estate Co.(1)	840,000	188,729
Mabanee Co. SAKC	275,000	695,225
Mena Holding Group(1)	550,000	355,555
Mobile Telecommunications Co.	1,572,500	7,524,650
National Bank of Kuwait SAK	959,275	5,052,361

Security	Shares	Value
National Industries Group Holding(1)	2,077,500	$2,870,882
National Investment Co.(1)	365,000	509,694
National Mobile Telecommunication Co. KSC	60,000	396,068
National Real Estate Co.(1)	569,800	366,721
Sultan Center Food Products Co.(1)	580,000	407,303

		$35,520,963

Latvia — 0.0%(3)
Grindeks(1)	12,000	$144,987
Latvian Shipping Co.(1)	96,000	77,449

		$222,436

Lebanon — 0.3%
Banque Audi sal-Audi Saradar Group	186,710	$1,529,822
Byblos Bank	602,744	1,042,747
Solidere	190,550	3,604,269

		$6,176,838

Lithuania — 0.2%
Apranga PVA(1)	363,680	$762,348
Bankas Snoras(1)	1,390,849	661,332
Invalda PVA(1)	70,800	116,349
Klaipedos Nafta PVA	1,576,663	1,056,358
Lietuvos Dujos	200,000	172,713
Lietuvos Energija	37,000	32,238
Panevezio Statybos Trestas	323,592	643,465
Pieno Zvaigzdes	94,000	173,265
Rokiskio Suris	177,000	333,349
Rytu Skirstomieji Tinklai	141,300	130,487
Sanitas(1)	17,500	123,885
Siauliu Bankas(1)	441,032	179,356
Ukio Bankas Commercial Bank(1)	2,142,991	884,345

		$5,269,490

Malaysia — 3.0%
Affin Holdings Bhd	236,000	$238,312
Airasia Bhd(1)	851,000	619,941
Alliance Financial Group Bhd	330,800	331,136
AMMB Holdings Bhd	615,900	1,182,869
Batu Kawan Bhd	100,300	399,064
Berjaya Corp. Bhd	2,498,100	920,235
Berjaya Retail Bhd(1)	249,810	32,369
Berjaya Sports Toto Bhd	445,097	599,403
Boustead Holdings Bhd	375,000	596,285
British American Tobacco Malaysia Bhd	73,000	1,145,670
Bursa Malaysia Bhd	142,000	373,672
CIMB Group Holdings Bhd	1,417,266	3,748,331
Dialog Group Bhd	839,664	304,342
Digi.com Bhd	133,400	1,049,999
EON Capital Bhd(1)	111,000	259,027
Gamuda Bhd	1,965,800	2,470,821
Genting Bhd	1,069,800	3,434,579
Genting Plantations Bhd	261,000	652,328
Hong Leong Bank Bhd	252,400	745,121
Hong Leong Financial Group Bhd	61,500	180,488
IGB Corp. Bhd	312,000	182,976
IJM Corp. Bhd	1,007,020	1,690,774
IOI Corp. Bhd	1,546,268	2,739,253
Kencana Petroleum Bhd	1,456,000	783,648
Kinsteel Bhd	1,475,000	408,086
KLCC Property Holdings Bhd	250,000	268,602
KNM Group Bhd(1)	3,892,300	573,680
Kuala Lumpur Kepong Bhd	183,850	1,012,287

Security	Shares	Value
Kulim (Malaysia) Bhd	115,700	$322,267
Lafarge Malayan Cement Bhd	468,660	1,195,751
Landmarks Bhd	576,800	246,452
Lion Industries Corp. Bhd	436,600	251,353
Malayan Banking Bhd	1,152,486	3,284,785
Malaysia Airports Holdings Bhd	200,000	372,509
Malaysian Airline System Bhd(1)	683,133	515,281
Malaysian Bulk Carriers Bhd	205,000	194,112
Malaysian Resources Corp. Bhd	1,188,000	807,917
Maxis Bhd	1,075,000	1,863,746
Media Prima Bhd	567,300	398,387
MISC Bhd	638,440	1,807,074
MMC Corp. Bhd	662,000	643,399
Muhibbah Engineering (M) Bhd	639,400	185,560
Multi-Purpose Holdings Bhd	430,540	309,762
Parkson Holdings Bhd	564,973	1,064,692
Petronas Dagangan Bhd	374,700	1,335,180
Petronas Gas Bhd	135,300	476,968
PLUS Expressways Bhd	700,900	946,510
PPB Group Bhd	252,000	1,404,750
Public Bank Bhd	702,398	2,829,452
Resorts World Bhd	1,613,100	1,771,203
RHB Capital Bhd	260,500	610,057
SapuraCrest Petroleum Bhd	650,000	503,215
Shell Refining Co. Bhd	201,100	697,042
Sime Darby Bhd	2,280,809	6,269,183
Sino Hua-An International Bhd(1)	2,699,600	305,578
SP Setia Bhd	380,100	552,608
Ta Ann Holdings Bhd	164,736	251,018
Tan Chong Motor Holdings Bhd	219,000	422,440
Telekom Malaysia Bhd	845,000	936,385
Tenaga Nasional Bhd	846,025	2,417,427
Titan Chemicals Corp. Bhd	940,500	685,904
TM International Bhd(1)	1,330,375	1,889,013
Top Glove Corp. Bhd	210,000	349,045
UMW Holdings Bhd	239,000	524,066
Unisem (M) Bhd	799,500	511,642
Wah Seong Corp. Bhd	682,750	477,592
WCT Bhd	699,500	693,563
YTL Corp. Bhd	255,391	620,768
YTL Power International Bhd	880,699	653,420

		$68,540,374

Mauritius — 0.7%
Ireland Blyth, Ltd.	64,209	$137,178
Mauritius Commercial Bank	1,460,595	6,853,719
Naiade Resorts, Ltd.(1)	219,280	187,438
New Mauritius Hotels, Ltd.	1,267,600	4,267,168
Omnicane, Ltd.	16,900	32,350
Rogers & Co., Ltd.	48,555	435,072
State Bank of Mauritius, Ltd.	1,267,899	3,561,002
Sun Resorts, Ltd.	656,202	1,223,611
United Basalt Products, Ltd.	102,150	387,698

		$17,085,236

Mexico — 6.1%
Alfa SA de CV, Series A	571,272	$4,419,978
America Movil SAB de CV, Series L	11,641,661	31,114,270
Banco Compartamos SA de CV	615,200	3,917,725
Bolsa Mexicana de Valores SA de CV	240,000	401,090
Carso Infraestructura y Construccion SA(1)	830,000	474,882
Cemex SAB de CV, Series CPO(1)	10,477,229	8,954,364

Security	Shares	Value
Coca-Cola Femsa SA de CV, Series L	102,000	$795,658
Consorcio ARA SA de CV	562,100	367,101
Controladora Comercial Mexicana SA de CV(1)	352,600	311,702
Corporacion GEO SA de CV, Series B(1)	316,700	906,749
Desarrolladora Homex SAB de CV(1)	149,900	809,711
Embotelladoras Arca SAB de CV	100,000	406,296
Empresas ICA SAB de CV(1)	1,151,300	2,795,648
Fomento Economico Mexicano SA de CV, Series UBD	1,540,500	7,834,740
Genomma Lab Internacional SA de CV(1)	438,500	842,088
Grupo Aeroportuario del Pacifico SA de CV, Class B	125,800	434,452
Grupo Aeroportuario del Sureste SAB de CV, Class B	179,726	851,448
Grupo Bimbo SA de CV, Series A	420,627	3,070,843
Grupo Carso SA de CV, Series A1	927,400	4,680,549
Grupo Comercial Chedraui SA de CV(1)	132,800	382,014
Grupo Elektra SA de CV	49,226	1,720,731
Grupo Financiero Banorte SA de CV, Class O	3,433,000	13,021,898
Grupo Financiero Inbursa SA de CV, Class O	2,016,408	7,952,568
Grupo Iusacell SA de CV(1)	142,465	554,523
Grupo Mexico SAB de CV, Series B	3,973,061	11,451,007
Grupo Modelo SA de CV, Series C	447,600	2,475,685
Grupo Televisa SA, Series CPO	1,105,518	4,194,277
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,268,730	1,540,399
Industrias CH SA, Series B(1)	158,452	545,079
Industrias Penoles SA de CV	127,829	3,094,883
Kimberly-Clark de Mexico SA de CV	395,170	2,535,342
Mexichem SA de CV	1,191,673	3,335,302
Organizacion Soriana SAB de CV, Class B	166,700	461,672
Promotora y Operadora de Infraestructura SA de CV(1)	207,900	598,047
Telefonos de Mexico SA de CV, Series L	3,656,760	2,736,407
TV Azteca SA de CV, Series CPO	1,018,565	691,887
Urbi Desarrollos Urbanos SA de CV(1)	427,700	895,677
Wal-Mart de Mexico SAB de CV, Series V	3,765,364	9,471,937

		$141,048,629

Morocco — 1.4%
Alliances Developpement Immobilier SA	2,900	$254,954
Attijariwafa Bank	117,000	4,666,428
Banque Centrale Populaire	48,600	2,204,296
Banque Marocaine du Commerce Exterieur (BMCE)	139,800	3,977,845
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	8,040	962,980
Centrale Laitiere	420	615,661
Ciments du Maroc	5,330	764,776
Compagnie Generale Immobiliere	4,000	852,642
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,637	320,678
Credit Immobilier et Hotelier	17,500	666,051
Delta Holding SA	30,000	331,961
Douja Promotion Groupe Addoha SA	229,300	2,855,149
Holcim Maroc SA	5,282	1,630,102
Label Vie	2,500	341,993
Lafarge Ciments	4,600	1,163,445
Lesieur Cristal SA	863	129,914
Managem(1)	12,400	737,319
Maroc Telecom	354,741	6,422,034
Samir(1)	9,447	723,701
Societe des Brasseries du Maroc	1,829	555,782
SONASID (Societe Nationale de Siderurgie)	4,872	1,193,733
Wafa Assurance	600	196,258

		$31,567,702

Nigeria — 0.7%
Access Bank PLC	12,394,470	$672,096
African Petroleum PLC(1)	894,000	146,532

Security	Shares	Value
Ashaka Cement PLC(1)	2,905,875	$376,256
Benue Cement Co. PLC	935,519	411,885
Cadbury Nigeria PLC(1)	1,333,333	218,394
Dangote Sugar Refinery PLC	7,275,654	737,735
Diamond Bank PLC(1)	8,059,100	331,667
Ecobank Transnational, Inc.	5,323,600	499,841
First Bank of Nigeria PLC	22,404,910	1,594,759
First City Monument Bank PLC	12,831,301	459,150
Guaranty Trust Bank PLC	16,794,800	1,567,109
Guiness Nigeria PLC	418,750	479,609
Lafarge Cement WAPCO Nigeria PLC	1,987,100	488,610
Nestle Foods Nigeria PLC	100,000	242,008
Nigerian Breweries PLC	3,376,900	1,629,670
Oando PLC	2,896,099	1,091,800
Oceanic Bank International PLC(1)	8,903,675	62,223
PZ Cussons Nigeria PLC	2,770,832	540,934
Skye Bank PLC	5,885,200	287,139
UAC of Nigeria PLC	3,101,250	809,126
Unilever Nigeria PLC	3,750,000	592,080
Union Bank of Nigeria PLC(1)	9,285,332	218,104
United Bank for Africa PLC	18,829,206	1,159,920
Zenith Bank, Ltd.	21,792,637	1,748,600

		$16,365,247

Oman — 0.7%
Bank Dhofar SAOG	645,008	$1,256,509
Bank Muscat SAOG	1,430,587	3,164,157
Bank Sohar(1)	1,761,300	1,008,255
Dhofar International Development & Investment Holding Co.	256,825	319,744
Galfar Engineering & Contracting SAOG	777,140	1,050,219
National Bank of Oman, Ltd.	845,230	746,437
Oman Cables Industry SAOG	112,400	382,452
Oman Cement Co. SAOG	252,000	445,091
Oman Flour Mills Co., Ltd. SAOG(1)	543,700	951,828
Oman International Bank SAOG	960,580	648,703
Oman Telecommunications Co.	1,048,360	3,275,785
Ominvest	299,113	331,710
Raysut Cement Co. SAOG	266,710	893,652
Renaissance Holdings Co.	772,940	1,676,274
Shell Oman Marketing Co.	66,100	343,297

		$16,494,113

Pakistan — 0.7%
Adamjee Insurance Co., Ltd.	341,737	$254,382
Arif Habib Securities, Ltd.(1)	631,600	165,796
Attock Petroleum, Ltd.	82,500	322,038
Azgard Nine, Ltd.(1)	1,517,400	177,618
Bank Alfalah, Ltd.	1,396,394	132,705
D.G. Khan Cement Co., Ltd.(1)	850,320	236,515
Engro Corp., Ltd.	510,280	1,030,495
Fatima Fertilizer Co., Ltd.(1)	189,480	24,156
Fauji Fertilizer Bin Qasim, Ltd.	841,000	263,650
Fauji Fertilizer Co., Ltd.	630,595	761,574
Habib Bank, Ltd	181,500	199,224
Hub Power Co., Ltd.	3,759,500	1,446,768
ICI Pakistan, Ltd.	167,800	227,727
Indus Motor Co., Ltd.	112,000	281,022
Jahangir Siddiqui & Co., Ltd.	1,947,364	224,336
Lucky Cement, Ltd.	515,900	413,210
Muslim Commercial Bank, Ltd.	1,231,958	2,683,651
National Bank of Pakistan	879,457	639,499
Nishat Mills, Ltd.	1,529,980	808,401

Security	Shares	Value
Oil & Gas Development Co., Ltd.	1,408,400	$2,389,636
Pakistan Oil Fields, Ltd.	200,200	546,870
Pakistan Petroleum, Ltd.	632,020	1,260,597
Pakistan State Oil Co., Ltd.	204,800	639,661
Pakistan Telecommunication Co., Ltd.	3,237,500	712,899
SUI Northern Gas Pipelines, Ltd.(1)	446,000	158,944
SUI Southern Gas Co., Ltd.(1)	600,000	205,839
United Bank, Ltd.	847,825	504,369

		$16,711,582

Peru — 1.6%
Alicorp SA	1,589,463	$2,742,715
Casa Grande SAA(1)	78,200	247,715
Cia de Minas Buenaventura SA	82,880	3,764,164
Cia de Minas Buenaventura SA ADR	85,976	3,884,396
Cia Minera Milpo SA	774,064	2,041,030
Credicorp, Ltd.	89,300	10,171,270
Edegel SA	2,023,411	1,277,562
Ferreyros SA	619,350	746,553
Grana y Montero SA	439,692	883,328
Luz del Sur SAA	83,400	181,909
Minsur SA	353,485	1,058,870
Sociedad Minera Cerro Verde SA	47,600	1,428,000
Sociedad Minera el Brocal SA	45,100	661,736
Southern Copper Corp.	204,594	7,185,341
Volcan Cia Minera SA, Class B	998,778	1,271,986

		$37,546,575

Philippines — 1.7%
Aboitiz Equity Ventures, Inc.	12,558,000	$6,853,343
Aboitiz Power Corp.	2,050,000	973,881
ABS-CBN Holdings Corp. PDR	236,200	300,313
Alliance Global Group, Inc.	6,821,000	1,391,692
Ayala Corp.	176,532	1,638,728
Ayala Land, Inc.	5,663,008	2,265,284
Banco De Oro	873,000	1,196,429
Bank of the Philippine Islands	1,532,721	1,899,901
Benpres Holdings Corp.(1)	11,450,000	1,635,601
Filinvest Land, Inc.	16,105,546	483,506
First Gen Corp.(1)	1,129,760	338,888
First Philippine Holdings Corp.	274,000	428,884
Globe Telecom, Inc.	17,000	344,155
Holcim Philippines, Inc.	2,124,000	530,763
International Container Terminal Services, Inc.	887,100	772,783
JG Summit Holding, Inc.	2,893,700	1,659,834
Jollibee Foods Corp.	467,000	978,315
Manila Electric Co.	465,214	2,383,302
Manila Water Co.	481,700	208,436
Megaworld Corp.	10,700,000	539,756
Metropolitan Bank & Trust Co.	676,675	1,074,418
Philex Mining Corp.	1,875,000	606,719
Philippine Long Distance Telephone Co.	66,260	3,946,807
PNOC Energy Development Corp.	6,776,250	936,390
Robinsons Land Corp.	860,000	314,745
SM Investments Corp.	111,232	1,442,218
SM Prime Holdings, Inc.	4,912,040	1,409,338
Universal Robina Corp.	1,148,700	1,084,342
Vista Land & Lifescapes, Inc.	9,352,000	683,517

		$38,322,288

Security	Shares	Value
Poland — 3.2%
Agora SA	69,000	$666,734
AmRest Holdings SE(1)	16,908	440,818
Asseco Poland SA	163,670	2,948,374
Bank Handlowy w Warszawie SA	24,785	746,344
Bank Millennium SA(1)	697,490	1,200,504
Bank Pekao SA	96,585	5,699,086
Bank Zachodni WBK SA	35,901	2,648,362
Bioton SA(1)	19,451,400	1,412,845
BRE Bank SA(1)	24,950	2,211,857
Budimex SA	43,576	1,412,893
Cersanit SA(1)	170,700	617,031
Cinema City International NV(1)	19,500	266,722
Cyfrowy Polsat SA	374,380	1,927,860
Echo Investment SA(1)	240,000	435,873
Eurocash SA	101,303	917,130
Getin Holding SA(1)	218,933	810,241
Globe Trade Centre SA(1)	76,488	585,590
Grupa Lotos SA(1)	176,940	1,894,182
KGHM Polska Miedz SA	152,118	6,119,180
KOPEX SA(1)	57,700	334,970
LC Corp. SA(1)	608,300	346,922
LPP SA	1,462	919,085
Mostostal-Warszawa SA	10,400	245,635
Netia SA(1)	487,600	932,295
NG2 SA	12,000	236,056
Orbis SA(1)	60,680	866,305
PBG SA	20,056	1,682,158
Polimex-Mostostal SA	1,237,576	1,856,541
Polish Oil & Gas	1,159,466	1,434,776
Polnord SA	19,500	256,217
Polska Grupa Energetyczna SA	591,600	4,774,300
Polski Koncern Naftowy Orlen SA(1)	284,795	3,910,720
Powszechna Kasa Oszczednosci Bank Polski SA(1)	584,282	8,833,838
Powszechny Zaklad Ubezpieczen SA	27,500	3,878,769
Telekomunikacja Polska SA	981,945	6,067,985
Telekomunikacja Polska SA GDR	169,000	1,043,575
Telekomunikacja Polska SA GDR(5)	76,100	469,917
TVN SA	679,266	4,048,465

		$75,100,155

Qatar — 1.5%
Barwa Real Estate Co.	98,343	$872,463
Commercial Bank of Qatar	72,232	1,689,612
Doha Bank, Ltd.	63,819	930,488
First Finance Co.	98,957	538,260
Gulf International Services QSC	185,800	1,437,668
Industries Qatar	249,707	7,484,403
Masraf Al Rayan(1)	425,000	1,807,892
Qatar Electricity & Water Co.	48,900	1,471,645
Qatar Fuel	11,000	561,317
Qatar Gas Transport Co., Ltd. (NAKILAT)	486,556	2,582,186
Qatar Insurance Co.	14,700	345,735
Qatar International Islamic Bank	32,210	415,248
Qatar Islamic Bank	63,415	1,426,693
Qatar National Bank	127,576	5,348,619
Qatar National Cement Co.	11,418	261,562
Qatar National Navigation	93,351	2,006,544
Qatar Telecom QSC	76,065	3,663,817

Security	Shares	Value
United Development Co.(1)	91,975	$673,196
Vodafone Qatar(1)	452,800	1,007,632

		$34,524,980

Romania — 0.8%
Antibiotice SA	1,248,900	$250,781
Banca Transilvania(1)	10,444,660	4,728,549
Biofarm Bucuresti(1)	8,097,100	497,293
BRD-Group Societe Generale	1,925,500	7,558,009
Impact SA(1)	542,590	78,541
OMV Petrom SA(1)	39,759,206	4,306,775
Transelectrica SA	101,000	612,477
TRANSGAZ SA Medias	3,800	314,564

		$18,346,989

Russia — 6.0%
Aeroflot-Russian Airlines	749,030	$1,604,963
AvtoVAZ(1)	2,100,000	1,846,049
Comstar United Telesystems GDR(1)	202,327	1,306,246
CTC Media, Inc.	140,500	3,082,570
Evraz Group SA GDR(1)(4)	35,750	1,068,388
Gazprom Neft	77,000	298,444
Irkutskenergo ADR	13,500	499,500
JSC Scientific Production Corp. Irkut ADR	18,333	159,860
LUKOIL OAO ADR	157,500	8,956,797
Magnitogorsk Iron & Steel Works GDR(4)	58,800	762,781
Mechel ADR	103,700	2,582,130
MMC Norilsk Nickel ADR	255,000	4,351,931
Mobile TeleSystems	1,268,800	10,233,613
Mobile TeleSystems ADR	101,500	2,154,845
Mosenergo	6,340,462	731,277
Mosenergo ADR	12,900	141,900
NovaTek OAO GDR(4)	61,800	5,322,237
OAO Gazprom ADR	904,300	19,050,937
OAO Inter Rao Ues(1)	263,311,202	441,573
OAO TMK GDR(1)(4)	10,400	179,822
OGK-4 OJSC(1)	3,793,107	332,325
Pegas Nonwovens SA(1)	33,000	830,012
PIK Group GDR(1)	100,000	375,166
Polymetal GDR(1)	48,800	751,520
Quadra Power Generation JGC(1)	58,575,771	30,049
Rosneft Oil Co. GDR(1)(4)	796,600	5,329,171
Rostelecom ADR(1)	63,133	1,676,181
RusHydro(1)	91,259,220	4,640,046
Sberbank GDR(4)	8,042	2,466,733
Sberbank of Russian Federation	6,569,380	18,313,480
Sberbank of Russian Federation, PFC Shares	862,200	1,723,041
Sistema JSFC GDR	14,500	391,675
Surgutneftegas ADR	698,200	6,699,662
Surgutneftegas ADR, PFC Shares	245,000	1,146,600
Tatneft ADR	167,432	5,240,833
TGK-2(1)	47,933,134	13,805
TMK OAO(1)	4,106	17,520
Transneft	200	219,064
Uralkali	329,500	1,437,175
Uralkali GDR	18,000	396,870
Vimpel-Communications ADR(1)	328,130	4,872,730
VTB Bank OJSC GDR(4)	1,317,874	7,606,306
Wimm-Bill-Dann Foods OJSC ADR	198,000	4,478,760
X5 Retail Group NV GDR(1)(4)	123,700	4,960,157

		$138,724,744

Security	Shares	Value
Slovenia — 0.8%
Gorenje DD(1)	80,554	$1,423,276
KRKA DD	88,052	7,621,144
Luka Koper(1)	21,236	462,709
Mercator Poslovni Sistem	7,524	1,548,821
Nova Kreditna Banka Maribor(1)	144,421	2,052,002
Petrol	3,472	1,188,224
Sava DD	2,986	755,108
Telekom Slovenije DD	12,059	1,470,844
Zavarovalnica Triglav DD(1)	46,522	1,098,309

		$17,620,437

South Africa — 6.3%
ABSA Group, Ltd.	120,173	$2,304,336
Adcock Ingram Holdings, Ltd.	72,016	653,796
AECI, Ltd.	48,300	505,850
African Bank Investments, Ltd.	344,515	1,768,872
African Oxygen, Ltd. (AFROX)	143,280	428,591
African Rainbow Minerals, Ltd.	44,100	1,060,200
Anglo Platinum, Ltd.(1)	20,700	1,958,238
AngloGold Ashanti, Ltd.	111,934	5,182,847
AngloGold Ashanti, Ltd. ADR	25,699	1,188,322
Arcelormittal South Africa, Ltd.	69,201	816,657
Aspen Pharmacare Holdings, Ltd.(1)	195,268	2,631,898
Astral Foods, Ltd.	26,100	417,510
Aveng, Ltd.	419,996	2,618,074
AVI, Ltd.	228,000	890,051
Barloworld, Ltd.	231,700	1,553,453
Bidvest Group, Ltd.	316,503	6,674,205
Clicks Group, Ltd.	218,200	1,380,358
DataTec, Ltd.	285,500	1,491,670
Discovery Holdings, Ltd.	160,754	901,114
FirstRand, Ltd.	1,382,585	4,245,272
Foschini, Ltd.	104,323	1,240,442
Gold Fields, Ltd.	276,680	4,209,168
Grindrod, Ltd.	416,000	1,002,089
Group Five, Ltd.	115,500	605,332
Growthpoint Properties, Ltd.	479,900	1,182,147
Harmony Gold Mining Co., Ltd.	149,600	1,685,631
Health Strategic Investments, Ltd.(1)	98,721	200,409
Hyprop Investments, Ltd.	65,400	500,350
Illovo Sugar, Ltd.	51,000	183,996
Impala Platinum Holdings, Ltd.	189,168	4,872,649
Imperial Holdings, Ltd.	61,800	1,002,753
Investec, Ltd.	106,800	910,604
JSE, Ltd.	45,700	482,226
Kumba Iron Ore, Ltd.	30,100	1,564,356
Kumba Resources, Ltd.	72,500	1,249,885
Lewis Group, Ltd.	39,800	401,042
Liberty Holdings, Ltd.	52,100	528,967
Massmart Holdings, Ltd.	99,600	2,109,279
Medi-Clinic Corp., Ltd.	161,590	615,272
Metropolitan Holdings, Ltd.	180,600	424,229
Mondi, Ltd.	36,200	296,030
Mr. Price Group, Ltd.	188,400	1,484,769
MTN Group, Ltd.	1,298,180	23,445,620
Murray & Roberts Holdings, Ltd.	315,200	2,026,936
Mvelaphanda Group, Ltd.(1)	295,100	213,802
Nampak, Ltd.	246,700	670,924
Naspers, Ltd., Class N	162,276	7,918,700
Nedbank Group, Ltd.	101,000	2,133,201
Netcare, Ltd.(1)	395,900	785,574

Security	Shares	Value
Northam Platinum, Ltd.	77,300	$508,403
Pangbourne Properties, Ltd.	248,750	686,268
Pick’n Pay Holdings, Ltd.	125,270	317,708
Pick’n Pay Stores, Ltd.	152,660	944,738
Pretoria Portland Cement Co., Ltd.	183,714	841,521
Redefine Properties, Ltd.	1,093,296	1,270,547
Remgro, Ltd.	168,605	2,637,934
Reunert, Ltd.	257,600	2,291,708
RMB Holdings, Ltd.	309,000	1,680,238
Sanlam, Ltd.	618,590	2,328,510
Santam, Ltd.	27,610	448,042
Sappi, Ltd.(1)	209,600	1,076,621
Sasol, Ltd.	147,836	6,624,795
Shoprite Holdings, Ltd.	166,153	2,354,831
Spar Group, Ltd.	79,260	1,055,766
Standard Bank Group, Ltd.	417,349	6,624,662
Steinhoff International Holdings, Ltd.(1)	297,500	873,917
Sun International, Ltd.	33,860	473,435
Telkom South Africa, Ltd.	333,000	1,836,227
Tiger Brands, Ltd.	72,016	1,956,621
Tongaat-Hulett(1)	25,322	361,650
Truworths International, Ltd.	115,241	1,155,197
Vodacom Group (Pty), Ltd.	224,500	2,227,290
Wilson Bayly Holmes-Ovcon, Ltd.	65,280	1,171,764
Woolworths Holdings, Ltd.	230,542	892,977

		$145,259,066

South Korea — 6.1%
Amorepacific Corp.	783	$786,949
Busan Bank	73,284	902,335
Celltrion, Inc.(1)	17,300	339,442
Cheil Industries, Inc.	10,900	953,660
Cheil Worldwide, Inc.	21,650	257,757
CJ CheilJedang Corp.	2,100	443,321
CJ Corp.	9,583	772,230
CJ O Shopping Co., Ltd.(1)	1,100	233,747
Daegu Bank	27,080	356,113
Daelim Industrial Co., Ltd.	6,870	507,367
Daesang Corp.(1)	29,700	218,617
Daewoo Engineering & Construction Co., Ltd.	33,200	327,184
Daewoo International Corp.	10,502	370,916
Daewoo Motor Sales Corp.(1)	100,000	280,965
Daewoo Securities Co., Ltd.	35,260	777,603
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	19,880	475,132
Daishin Securities Co.	14,000	183,995
Dong-A Pharmaceutical Co., Ltd.	4,228	506,136
Dongbu Insurance Co., Ltd.	10,020	310,141
Dongkuk Steel Mill Co., Ltd.	18,400	440,902
Doosan Corp.	4,600	615,707
Doosan Heavy Industries & Construction Co., Ltd.	6,250	466,134
Doosan Infracore Co., Ltd.(1)	22,060	463,620
Eugene Investment & Securities Co., Ltd.(1)	287,000	182,410
GLOVIS Co., Ltd.	7,450	996,970
GS Engineering & Construction Corp.	6,000	460,903
GS Holdings Corp.	10,154	492,215
Hana Financial Group, Inc.	66,700	1,977,987
Hanjin Shipping Co., Ltd.(1)	15,600	461,648
Hanjin Transportation Co., Ltd.	10,500	316,515
Hankook Tire Co., Ltd.	33,930	980,065
Hanmi Pharmaceutical Co., Ltd.(1)	2,763	278,663
Hansol Paper Co., Ltd.	25,300	296,815
Hanwha Chemical Corp.	65,820	1,579,295

Security	Shares	Value
Hanwha Corp.	17,300	$667,299
Hanwha Securities Co., Ltd.	49,695	356,803
Hite Brewery Co., Ltd.	2,378	265,053
Honam Petrochemical Corp.	6,600	1,230,410
Hotel Shilla Co., Ltd.	12,750	364,670
Hynix Semiconductor, Inc.(1)	63,070	1,223,351
Hyosung Corp.	8,400	907,350
Hyundai Department Store Co., Ltd.	3,900	471,780
Hyundai Development Co.	13,980	370,132
Hyundai Engineering & Construction Co., Ltd.	14,670	931,375
Hyundai Heavy Industries Co., Ltd.	11,813	3,391,810
Hyundai Marine & Fire Insurance Co., Ltd.	17,150	334,218
Hyundai Merchant Marine Co., Ltd.	30,100	1,332,939
Hyundai Mipo Dockyard Co., Ltd.	2,620	432,562
Hyundai Mobis	17,000	3,831,765
Hyundai Motor Co.	37,690	5,058,950
Hyundai Motor Co., PFC Shares	12,900	623,150
Hyundai Securities Co., Ltd.	48,800	684,281
Hyundai Steel Co.	15,700	1,612,287
Industrial Bank of Korea	71,500	977,525
Kangwon Land, Inc.	36,658	797,453
KB Financial Group, Inc.	65,229	2,799,864
KB Financial Group, Inc. ADR	48,488	2,078,681
KCC Corp.	1,710	550,489
Kia Motors Corp.	52,800	1,704,233
KIWOOM Securities Co., Ltd.	8,011	353,280
Korea Electric Power Corp.(1)	112,610	2,899,811
Korea Exchange Bank	82,200	995,137
Korea Express Co., Ltd.(1)	4,378	230,794
Korea Gas Corp.	12,900	553,094
Korea Investment Holdings Co., Ltd.	10,400	319,080
Korea Zinc Co., Ltd.	3,600	988,537
Korean Air Lines Co., Ltd.(1)	16,966	1,153,831
Korean Reinsurance Co.	26,418	262,796
KT Corp.	87,949	3,520,876
KT&G Corp.	35,480	2,113,663
KTB Securities Co., Ltd.(1)	80,000	277,017
LG Chem, Ltd.	11,904	3,481,073
LG Corp.	19,570	1,416,156
LG Display Co., Ltd.	19,700	683,487
LG Electronics, Inc.	22,196	1,869,699
LG Hausys, Ltd.	4,611	396,764
LG Household & Health Care, Ltd.	2,300	849,857
LG Life Sciences, Ltd.(1)	9,500	472,707
LG Uplus Corp.	108,269	700,273
LIG Insurance Co., Ltd.	14,790	287,913
Lotte Shopping Co., Ltd.	4,500	1,878,160
LS Corp.	7,030	722,016
LS Industrial Systems Co., Ltd.	4,500	369,384
MegaStudy Co., Ltd.	2,500	370,396
Mirae Asset Securities Co., Ltd.	10,170	533,992
Namhae Chemical Corp.	32,500	510,347
NCsoft Corp.	5,300	1,101,670
NHN Corp.(1)	8,058	1,385,007
Nong Shim Co., Ltd.	1,100	210,012
O Media Holdings Co., Ltd.	900	0
OCI Co., Ltd.	4,420	1,370,672
ORION Corp.	1,000	363,157
Pacific Corp.	2,641	428,467
POSCO	19,100	8,682,323
S-Oil Corp.	10,872	672,522
S1 Corp.	10,130	555,727

Security	Shares	Value
Samsung C&T Corp.	20,430	$1,113,986
Samsung Card Co., Ltd.	14,260	717,913
Samsung Electro-Mechanics Co., Ltd.	16,480	1,799,791
Samsung Electronics Co., Ltd.	27,730	18,884,382
Samsung Electronics Co., Ltd., PFC Shares	620	302,773
Samsung Engineering Co., Ltd.	5,300	707,230
Samsung Fine Chemicals Co., Ltd.	10,800	604,114
Samsung Fire & Marine Insurance Co., Ltd.	12,674	2,168,050
Samsung Heavy Industries Co., Ltd.	24,300	642,005
Samsung SDI Co., Ltd.	5,500	752,996
Samsung Securities Co., Ltd.	17,412	990,734
Samsung Techwin Co., Ltd.	5,685	563,012
Shinhan Financial Group Co., Ltd.	140,762	5,392,751
Shinsegae Co., Ltd.	3,391	1,789,966
SK Chemicals Co., Ltd.	7,300	425,185
SK Energy Co., Ltd.	16,271	2,079,020
SK Holdings Co., Ltd.	4,141	430,187
SK Networks Co., Ltd.	40,500	397,616
SK Telecom Co., Ltd.	11,700	1,758,150
SK Telecom Co., Ltd. ADR	25,326	442,445
STX Pan Ocean Co., Ltd.	39,400	418,334
Tong Yang Securities, Inc.	47,500	443,478
Woongjin Coway Co., Ltd.	15,560	606,564
Woori Finance Holdings Co., Ltd.	104,000	1,294,485
Woori Investment & Securities Co., Ltd.	31,000	566,737
Yuhan Corp.	2,258	367,645

		$140,651,135

Taiwan — 6.1%
Acer, Inc.	531,380	$1,353,320
Advanced Semiconductor Engineering, Inc.	994,912	811,200
Advantech Co., Ltd.	169,863	447,373
Altek Corp.	291,957	433,296
Ambassador Hotel	221,000	360,120
AmTRAN Technology Co., Ltd.	367,302	316,438
Asia Cement Corp.	785,260	800,359
Asia Optical Co., Inc.(1)	187,913	305,868
Asustek Computer, Inc.	119,815	857,276
AU Optronics Corp.(1)	1,177,961	1,224,803
AU Optronics Corp. ADR(1)	33,754	353,067
Capital Securities Corp.	596,200	269,510
Catcher Technology Co., Ltd.	100,100	230,727
Cathay Financial Holding Co., Ltd.	2,217,400	3,386,564
Cathay Real Estate Development Co., Ltd.	660,000	331,431
Chang Hwa Commercial Bank	1,369,000	915,598
Cheng Shin Rubber Industry Co., Ltd.	651,868	1,435,721
Cheng Uei Precision Industry Co., Ltd.	146,579	270,950
Chicony Electronics Co., Ltd.	145,433	306,966
Chimei Innolux Corp.(1)	1,090,725	1,481,497
China Airlines, Ltd.(1)	856,844	616,678
China Development Financial Holding Corp.	3,752,885	1,088,278
China Life Insurance Co., Ltd.	805,919	696,745
China Motor Corp.	385,930	304,363
China Petrochemical Development Corp.(1)	779,000	555,864
China Steel Corp.	3,448,149	3,566,691
Chinatrust Financial Holding Co., Ltd.	3,136,086	1,975,683
Chipbond Technology Corp.(1)	240,000	369,461
Chong Hong Construction Co., Ltd.	147,390	353,953
Chunghwa Picture Tubes, Ltd.(1)	1,576,344	227,802
Chunghwa Telecom Co., Ltd.	2,244,887	5,040,433
Clevo Co.	191,178	434,537
CMC Magnetics Corp.(1)	1,370,000	364,676

Security	Shares	Value
Compal Electronics, Inc.	1,023,557	$1,224,064
Coretronic Corp.	282,312	433,718
D-Link Corp.	359,590	391,888
Delta Electronics, Inc.	430,603	1,796,655
Dynapack International Technology Corp.	67,666	201,585
E Ink Holdings, Inc.(1)	249,000	485,067
E.Sun Financial Holding Co., Ltd.	1,123,236	581,655
Elan Microelectronics Corp.	142,410	222,100
Epistar Corp.	138,439	437,486
Eternal Chemical Co., Ltd.	296,100	309,829
EVA Airways Corp.(1)	667,272	581,270
Evergreen International Storage & Transport Corp.	266,000	219,604
Evergreen Marine Corp.(1)	754,292	533,175
Everlight Chemical Industrial Corp.	270,000	323,320
Everlight Electronics Co., Ltd.	103,212	290,153
Far Eastern Department Stores, Ltd.	544,275	685,389
Far Eastern International Bank	776,567	345,240
Far Eastern New Century Corp.	886,194	1,217,609
Far EasTone Telecommunications Co., Ltd.	1,012,364	1,419,144
Faraday Technology Corp.	111,650	215,418
Feng Hsin Iron & Steel Co., Ltd.	172,000	283,370
First Financial Holding Co., Ltd.	1,817,551	1,203,432
First Steamship Co., Ltd.	119,084	256,446
Formosa Chemicals & Fibre Corp.	1,174,364	2,837,380
Formosa International Hotels Corp.	25,289	413,431
Formosa Petrochemical Corp.	985,153	2,537,003
Formosa Plastics Corp.	1,691,436	4,150,061
Formosa Taffeta Co., Ltd.	545,000	442,487
Formosan Rubber Group, Inc.	450,000	349,089
Foxconn International Holdings, Ltd.(1)	522,000	382,662
Foxconn Technology Co., Ltd.	190,579	602,826
Fubon Financial Holding Co., Ltd.	1,522,422	1,870,865
Giant Manufacturing Co., Ltd.	168,093	631,961
Gintech Energy Corp.	71,709	201,746
Goldsun Development & Construction Co., Ltd.	610,944	286,414
Great Wall Enterprise Co., Ltd.	224,435	223,389
HannStar Display Corp.(1)	1,853,485	369,616
Highwealth Construction Corp.	208,691	335,199
Hon Hai Precision Industry Co., Ltd.	1,692,248	6,346,591
Hotai Motor Co., Ltd.	98,000	279,810
HTC Corp.	166,011	3,770,688
Hua Nan Financial Holdings Co., Ltd.	1,580,492	1,025,710
Huaku Development Co., Ltd.	178,015	490,992
Inotera Memories, Inc.(1)	566,619	317,001
Inventec Co., Ltd.	790,100	410,146
Jess-Link Products Co., Ltd.	74,000	327,448
KGI Securities Co., Ltd.	1,145,000	515,600
King Yuan Electronics Co., Ltd.(1)	711,274	321,412
Kinsus Interconnect Technology Corp.	166,280	425,197
Largan Precision Co., Ltd.	45,042	856,442
Lee Chang Yung Chemical Industry Corp.	217,000	402,725
Lite-On Technology Corp.	372,299	469,930
Macronix International Co., Ltd.	978,697	610,110
MediaTek, Inc.	236,371	3,316,803
Mega Financial Holding Co., Ltd.	3,393,000	2,278,677
Merida Industry Co., Ltd.	161,000	278,701
Mitac International Corp.	626,073	297,326
Motech Industries, Inc.	100,999	377,266
Nan Kang Rubber Tire Co., Ltd.(1)	400,400	542,921
Nan Ya Plastics Corp.	1,960,538	4,287,281
Nan Ya Printed Circuit Board Corp.	97,032	375,822
Nanya Technology Corp.(1)	562,000	379,851

Security	Shares	Value
Neo Solar Power Corp.(1)	137,000	$311,752
Novatek Microelectronics Corp., Ltd.	160,479	454,787
Oriental Union Chemical Corp.	412,000	354,363
Pan-International Industrial Co., Ltd.	142,844	222,626
Pegatron Corp.(1)	322,486	421,668
Phison Electronics Corp.	43,692	212,319
Polaris Securities Co., Ltd.	928,295	459,994
Pou Chen Corp.	1,355,764	1,187,452
Powerchip Technology Corp.(1)	1,182,434	327,918
Powertech Technology, Inc.	146,114	470,350
President Chain Store Corp.	619,120	2,667,774
Qisda Corp.(1)	619,000	439,102
Quanta Computer, Inc.	782,065	1,268,676
Radiant Opto-Electronics Corp.	188,840	282,555
Radium Life Tech. Co., Ltd.	275,000	369,808
Realtek Semiconductor Corp.	160,675	370,808
RichTek Technology Corp.	26,497	196,447
Ritek Corp.(1)	968,757	272,846
Ruentex Development Co., Ltd.	246,000	411,285
Ruentex Industries, Ltd.	322,000	946,644
Sanyang Industrial Co., Ltd.(1)	700,000	371,118
Shin Kong Financial Holding Co., Ltd.(1)	2,016,442	722,325
Shin Kong Synthetic Fibers Corp.	875,000	364,554
Siliconware Precision Industries Co.	431,260	456,107
Siliconware Precision Industries Co. ADR	74,607	405,116
Simplo Technology Co., Ltd.	53,240	304,305
Sincere Navigation	188,000	222,405
Sino-American Silicon Products, Inc.	168,558	505,825
SinoPac Financial Holdings Co., Ltd.	2,243,000	839,011
Solar Applied Materials Technology Corp.	239,877	528,684
Synnex Technology International Corp.	651,960	1,512,892
Tainan Spinning Co., Ltd.	910,200	497,784
Taishin Financial Holdings Co., Ltd.(1)	1,223,221	547,212
Taiwan Business Bank(1)	1,469,040	447,123
Taiwan Cement Corp.	927,924	992,573
Taiwan Cooperative Bank	1,116,682	795,022
Taiwan Fertilizer Co., Ltd.	312,000	972,741
Taiwan Glass Industrial Corp.	219,987	223,279
Taiwan Kolin Co., Ltd.(1)(2)	995,000	0
Taiwan Life Insurance Co., Ltd.	344,543	363,879
Taiwan Mobile Co., Ltd.	802,281	1,657,377
Taiwan Semiconductor Manufacturing Co., Ltd.	5,218,873	10,328,144
Taiwan Tea Corp.	305,346	193,848
Tatung Co., Ltd.(1)	1,247,000	245,675
Teco Electric & Machinery Co., Ltd.	989,000	572,714
Tong Yang Industry Co., Ltd.	333,000	573,055
Transcend Information, Inc.	63,886	164,442
Tripod Technology Corp.	137,819	527,152
TSRC Corp.	214,000	329,882
TTY Biopharm Co., Ltd.	87,200	422,568
Tung Ho Steel Enterprise Corp.	293,385	274,308
U-Ming Marine Transport Corp.	202,000	396,339
Uni-President Enterprises Corp.	2,909,112	3,776,064
Unimicron Technology Corp.	305,171	534,603
United Microelectronics Corp.	2,516,361	1,118,026
United Microelectronics Corp. ADR	93,397	259,644
Vanguard International Semiconductor Corp.	784,175	343,928
Walsin Lihwa Corp.(1)	1,085,980	646,278
Wan Hai Lines, Ltd.(1)	577,500	402,451
Waterland Financial Holdings	1,330,161	401,742
Wintek Corp.(1)	235,000	368,656
Wistron Corp.	502,634	915,756

Security	Shares	Value
WPG Holdings Co., Ltd.	232,235	$460,780
Yageo Corp.(1)	1,003,000	431,811
Yang Ming Marine Transport(1)	1,014,808	650,870
Yieh Phui Enterprise	892,500	328,028
Young Fast Optoelectronics Co., Ltd.	26,000	296,807
Yuanta Financial Holding Co., Ltd.	2,527,030	1,535,011
Yuen Foong Yu Paper Manufacturing Co., Ltd.	853,610	391,651
Yulon Motor Co., Ltd.	525,420	946,776
Zinwell Corp.	179,486	316,213

		$142,015,172

Thailand — 3.6%
Advanced Info Service PCL(6)	1,953,100	$6,125,371
Airports of Thailand PCL(6)	765,700	1,046,675
Asian Property Development PCL(6)	1,841,000	458,379
Bangkok Bank PCL	575,800	2,957,453
Bangkok Bank PCL(6)	264,800	1,408,077
Bangkok Bank PCL NVDR	35,000	179,769
Bangkok Dusit Medical Services PCL(6)	781,000	1,019,349
Bangkok Expressway PCL(6)	470,900	290,517
Bank of Ayudhya PCL(6)	1,814,000	1,490,622
Banpu PCL(6)	135,800	3,220,593
BEC World PCL(6)	2,033,100	2,590,721
Big C Supercenter PCL(6)	113,000	243,482
Bumrungrad Hospital PCL(6)	503,200	581,425
Cal-Comp Electronics (Thailand) PCL(6)	1,800,000	234,956
Central Pattana PCL(6)	540,700	539,933
Charoen Pokphand Foods PCL(6)	5,627,300	4,681,476
CP ALL PCL(6)	4,567,700	6,368,726
Delta Electronics (Thailand) PCL(6)	934,670	839,548
Electricity Generating PCL(6)	189,500	579,442
G Steel PCL(1)(6)	23,786,500	456,447
Glow Energy PCL(6)	797,100	1,124,559
Hana Microelectronics PCL(6)	1,084,100	909,886
IRPC PCL(6)	3,989,000	547,504
Italian-Thai Development PCL(1)(6)	4,364,100	727,057
Kasikornbank PCL	1,026,000	4,184,089
Kiatnakin Bank PCL(6)	350,000	449,973
Krung Thai Bank PCL(6)	2,016,100	1,121,521
Land & Houses PCL	697,800	170,288
Land & Houses PCL(6)	5,499,500	1,376,100
Major Cineplex Group PCL(6)	754,100	360,759
Minor International PCL(6)	3,079,174	1,371,480
Precious Shipping PCL(6)	622,500	375,668
PTT Aromatics & Refining PCL(6)	442,058	379,074
PTT Chemical PCL(6)	127,289	566,044
PTT Exploration & Production PCL(6)	925,600	4,697,009
PTT PCL(6)	693,500	6,770,557
Quality House PCL(6)	4,710,000	409,788
Ratchaburi Electricity Generating Holding PCL(6)	578,300	724,498
Sahaviriya Steel Industries PCL(1)(6)	3,429,300	203,232
Samart Corp. PCL(6)	1,606,500	460,322
Shin Corp. PCL(6)	426,000	401,812
Siam Cement PCL(6)	393,600	4,774,357
Siam City Bank PCL(1)(6)	896,500	944,206
Siam City Cement PCL(6)	42,900	340,686
Siam Commercial Bank PCL(6)	838,300	2,855,992
Siam Makro PCL(6)	157,600	778,913
Sino Thai Engineering & Construction PCL(6)	1,553,400	696,928
Thai Airways International PCL(6)	970,200	1,253,965
Thai Beverage PCL	3,621,000	757,186
Thai Oil PCL(6)	490,400	853,524

Security	Shares	Value
Thai Tap Water Supply Co., Ltd	3,000,000	$563,173
Thai Union Frozen Products PCL(6)	872,300	1,661,446
Thanachart Capital PCL(6)	523,300	710,693
Thoresen Thai Agencies PCL(6)	719,990	571,567
TMB Bank PCL(1)(6)	3,870,000	313,680
Total Access Communication PCL	1,135,000	1,551,725
TPI Polene PCL(6)	1,130,500	484,640
True Corp. PCL(1)(6)	6,684,500	1,132,519

		$82,889,381

Turkey — 3.2%
Adana Cimento Sanayii TAS	82,728	$293,754
Akbank TAS	750,681	4,582,029
Akcansa Cimento AS	38,000	200,269
Akenerji Elektrik Uretim AS(1)	270,121	717,904
Aksa Akrilik Kimya Sanayii AS	228,054	503,598
Alarko Holding AS	207,704	487,494
Anadolu Anonim Turk Sigorta Sirketi	368,571	315,978
Anadolu Efes Biracilik ve Malt Sanayii AS	221,148	3,453,590
Arcelik AS	219,421	1,206,034
Asya Katilim Bankasi AS	389,200	930,749
Aygaz AS	177,606	883,957
Bagfas Bandirma Gubre Fabrikalari AS(1)	8,000	709,944
BIM Birlesik Magazalar AS	93,096	2,686,865
Cimsa Cimento Sanayi ve Ticaret AS	64,400	486,898
Coca-Cola Icecek AS	65,400	798,273
Dogan Sirketler Grubu Holding AS	985,552	716,864
Dogus Otomotiv Servis ve Ticaret AS(1)	70,278	455,824
Eczacibasi Ilac Sanayi ve Ticaret AS	121,500	221,659
Enka Insaat ve Sanayi AS	461,627	2,010,174
Eregli Demir ve Celik Fabrikalari TAS(1)	989,535	3,518,319
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS	7,000	301,105
Gubre Fabrikalari TAS(1)	59,700	550,253
Haci Omer Sabanci Holding AS	403,849	2,087,350
Ihlas Holding AS(1)	666,400	350,306
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	1,258,218	572,519
KOC Holding AS	1,246,375	5,927,205
Mondi Tire Kutsan Kagit Ve Ambalas Sanayii AS(1)	457,200	519,405
Net Holding AS(1)	456,864	283,816
Petkim Petrokimya Holding AS(1)	436,141	688,966
Petrol Ofisi AS(1)	123,246	523,692
Sekerbank TAS	222,375	260,824
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	426,637
Tekfen Holding AS	307,071	1,251,347
Tofas Turk Otomobil Fabrikasi AS	106,900	552,311
Trakya Cam Sanayii AS(1)	353,686	708,674
Tupras-Turkiye Petrol Rafinerileri AS	84,741	2,278,542
Turcas Petrolculuk AS	96,599	409,701
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	761,988	3,112,012
Turk Sise ve Cam Fabrikalari AS(1)	476,947	852,998
Turk Telekomunikasyon AS	160,000	720,441
Turkcell Iletisim Hizmetleri AS	683,494	4,610,315
Turkcell Iletisim Hizmetleri AS ADR	38,494	645,159
Turkiye Garanti Bankasi AS	1,538,174	8,912,527
Turkiye Halk Bankasi AS	203,500	1,877,850
Turkiye Is Bankasi	951,506	4,033,255
Turkiye Sinai Kalkinma Bankasi AS	139,996	233,855
Turkiye Vakiflar Bankasi TAO	491,121	1,490,076
Ulker Gida Sanayi ve Ticaret AS	89,129	266,326
Vestel Beyaz Esya Sanayi ve Ticaret AS	186,000	510,395
Vestel Elektronik Sanayi ve Ticaret AS(1)	209,707	348,885
Yapi ve Kredi Bankasi AS(1)	616,893	2,132,455

Security	Shares	Value
Yazicilar Holding AS	39,000	$301,860
Zorlu Enerji Elektrik Uretim AS(1)	124,509	235,901

		$73,157,139

United Arab Emirates — 1.5%
Aabar Petroleum Investments Co. (PJSC)	3,577,200	$1,412,296
Abu Dhabi Commercial Bank (PJSC)(1)	2,152,586	1,357,773
Abu Dhabi National Hotels	832,200	691,534
Agthia Group (PJSC)	550,000	339,993
Air Arabia	6,267,100	1,421,356
Ajman Bank (PJSC)(1)	1,582,800	350,332
Aldar Properties (PJSC)	2,272,500	1,553,916
Arabtec Holding Co.(1)	2,043,900	1,124,860
Aramex (PJSC)(1)	3,170,710	1,906,212
Dana Gas(1)	14,794,587	3,351,773
DP World, Ltd.	8,534,739	4,440,394
Dubai Financial Market	3,892,100	1,853,623
Dubai Investments (PJSC)	1,127,768	288,497
Dubai Islamic Bank (PJSC)	1,812,900	1,126,564
Emaar Properties (PJSC)(1)	5,901,100	5,986,502
Emirates NBD (PJSC)	400,000	312,892
First Gulf Bank (PJSC)	401,500	1,638,832
Gulf Navigation Holding	3,460,300	501,954
Islamic Arabic Insurance Co.(1)	1,335,600	324,834
National Bank of Abu Dhabi (PJSC)	695,600	2,242,622
National Central Cooling Co. (Tabreed)(1)	2,150,000	234,888
Ras Al Khaimah Cement Co.	667,800	138,318
Ras Al Khaimah Co.	1,319,300	423,877
Ras Al Khaimah Properties (PJSC)(1)	2,126,400	237,768
Sorouh Real Estate Co.(1)	1,740,465	834,318
Union National Bank(1)	442,269	408,575
Waha Capital (PJSC)	1,889,140	382,067

		$34,886,570

Vietnam — 0.4%
Development Investment Construction Corp.	120,000	$264,084
FPT Corp.	295,866	1,075,595
Gemadept Corp.	108,333	192,755
Hagl JSC	317,200	1,185,891
Hoa Phat Group JSC	450,700	889,326
Kinh Bac City Development Share Holding Corp.(1)	178,000	292,903
Kinhdo Corp.	268,900	765,404
PetroVietnam Drilling and Well Services JSC(1)	190,446	424,357
PetroVietnam Fertilizer and Chemical JSC	307,340	481,320
Pha Lai Thermal Power JSC	99,500	65,277
Saigon Securities, Inc.	397,920	546,791
Song Da Urban & Industrial Zone Investment and Development JSC	192,850	652,749
Tan Tao Investment Industry Co.(1)	303,599	269,030
Vietnam Dairy Products JSC	228,730	1,038,595
Vincom JSC(1)	422,337	1,326,426
Vinh Son - Song Hinh Hydropower JSC	177,150	108,960

		$9,579,463

Total Common Stocks (identified cost $1,443,445,310)		$2,255,846,978

Equity-Linked Securities(7) — 0.7%

	Maturity
Security	Date	Shares	Value
Saudi Arabia — 0.7%
Al Rajhi Bank(5)	4/30/12	79,400	$1,673,006
Alinma Bank(1)(5)	6/4/12	102,800	300,916
Almarai Co., Ltd.(5)	3/27/12	13,500	730,937
Arab National Bank(5)	6/4/12	26,300	292,861
Bank Albilad(1)(5)	9/21/12	59,100	318,017
Banque Saudi Fransi(5)	4/30/12	23,300	295,499
Dar Al Arkan Real Estate Development(5)	8/13/12	70,500	192,264
Etihad Etisalat Co.(5)	4/2/12	90,100	1,282,664
Fawaz Abdulaziz Alhokair Co.(5)	4/4/12	21,500	270,091
Fitaihi Holding Group(1)(5)	11/26/12	52,000	163,311
Jabal Omar Development Co.(1)(5)	5/3/13	64,000	309,392
Jarir Marketing Co.(5)	6/4/12	7,600	322,807
Makkah Construction & Development Co.(5)	3/15/13	35,000	277,252
Mobile Telecommunications Co.(1)(5)	6/4/12	115,000	243,081
Mohammad Al-Mojil Group(5)	1/7/13	38,000	163,938
National Industrialization Co.(5)	5/14/12	79,530	641,660
Rabigh Refining and Petrochemicals Co.(1)(5)	4/2/12	28,700	190,030
Riyad Bank(5)	6/11/12	68,500	516,130
Samba Financial Group(5)	4/30/12	45,000	756,139
Saudi Arabian Amiantit Co.(5)	6/25/12	32,700	163,312
Saudi Arabian Fertilizer Co.(5)	6/4/12	10,600	406,409
Saudi Arabian Mining Co.(1)(5)	6/25/12	45,000	261,349
Saudi Basic Industries Corp.(5)	3/26/12	66,300	1,584,865
Saudi British Bank(5)	10/2/12	20,500	255,068
Saudi Cable Co.(5)	9/21/12	27,500	112,771
Saudi Cement Co.(5)	8/13/12	20,250	239,534
Saudi Ceramic Co.(5)	8/16/13	9,200	343,224
Saudi Chemical Co.(5)	11/26/12	28,700	364,750
Saudi Electricity Co.(5)	6/25/12	172,700	671,354
Saudi Industrial Investment Group(5)	6/11/12	49,800	245,063
Saudi International Petrochemicals Co.(5)	9/21/12	61,700	404,416
Saudi Kayan Petrochemical Co.(1)(5)	6/4/12	77,300	364,408
Saudi Pharmaceutical Industries and Medical Appliances Corp.(5)	11/26/12	33,074	272,139
Saudi Telecom Co.(5)	5/21/12	86,900	898,133
Savola(5)	4/20/12	90,600	825,217
Yanbu National Petrochemicals Co.(1)(5)	1/7/13	22,500	231,943

Total Equity-Linked Securities (identified cost $15,567,696)			$16,583,950

Investment Funds — 0.3%

Security	Shares	Value
Vietnam Enterprise Investments, Ltd.(1)	$3,974,633	$7,671,042
Vietnam Growth Fund, Ltd.(1)	17,646	211,752

Total Investment Funds (identified cost $11,254,661)		$7,882,794

Rights(1) — 0.0%(3)

Security	Shares	Value
Banca Transilvania, Exp. 10/19/10	7,656,341	$95,169
Gorenje DD, Exp. 11/16/10	9,505	0
Standard Chartered Bank Botswana, Exp. 10/15/10	30,385	0
Thai Union Frozen Products PCL, Exp. 10/15/10	43,615	11,137

Total Rights (identified cost $0)		$106,306

Short-Term Investments — 1.0%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank & Trust Repurchase Agreement, dated 9/30/10, with a maturity date of 10/1/10, an interest rate of 0.01% and repurchase proceeds of $22,478,006; collateralized by $21,845,000 United States Treasury Bond, 2.125% due 5/31/15 and a market value of $22,930,697	$22,478	$22,478,000

Total Short-Term Investments (identified cost $22,478,000)		$22,478,000

Total Investments — 99.6% (identified cost $1,492,745,667)		$2,302,898,028

Other Assets, Less Liabilities — 0.4%		$8,653,914

Net Assets — 100.0%		$2,311,551,942

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Amount is less than 0.05%.

(4)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(5)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2010, the aggregate value of these securities is $19,116,441 or 0.8% of the Fund’s net assets.

(6)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)		Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value
United States Dollar	14.2%	$328,787,057
Hong Kong Dollar	8.0	184,358,068
South African Rand	6.2	144,070,744
Mexican Peso	6.1	141,048,629
New Taiwan Dollar	6.1	140,614,683
South Korean Won	6.0	138,130,009
Brazilian Real	5.7	132,336,149
Indian Rupee	5.3	121,757,673
Indonesian Rupiah	3.8	87,735,888
Thailand Baht	3.5	81,499,707
Polish Zloty	3.2	73,586,663
New Turkish Lira	3.1	72,511,980
Malaysian Ringgit	3.0	68,540,374
Chilean Peso	2.1	48,351,888
Philippine Peso	1.7	38,322,288
Hungarian Forint	1.6	36,730,068
Kuwaiti Dinar	1.5	35,520,963
Qatari Riyal	1.5	34,524,980
Czech Koruna	1.4	33,553,739
Colombian Peso	1.4	33,225,578
Egyptian Pound	1.4	31,681,553
Moroccan Dirham	1.4	31,567,702
United Arab Emirates Dirham	1.3	30,446,176
Euro	1.2	28,001,133
Other currency, less than 1% each	8.9	205,994,336

Total Investments	99.6%	$2,302,898,028

Industry Classification of Portfolio

	Percentage
Sector	of Net Assets	Value
Financials	25.5%	$588,507,967
Materials	11.4	262,787,064
Industrials	10.7	247,621,095
Telecommunication Services	10.2	236,003,741
Energy	9.0	208,245,287
Consumer Staples	8.3	190,690,413
Consumer Discretionary	7.4	172,106,862
Information Technology	6.4	148,379,589
Utilities	4.1	94,928,074
Diversified	3.5	81,379,387
Health Care	1.8	41,781,449
Other	1.0	22,584,306
Investment Funds	0.3	7,882,794

Total Investments	99.6%	$2,302,898,028

The Fund did not have any open financial instruments at September 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,505,721,025

Gross unrealized appreciation	$858,484,308
Gross unrealized depreciation	(61,307,305)

Net unrealized appreciation	$797,177,003

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Asia/Pacific	$42,992,334	$873,901,077		$0	$916,893,411
Emerging Europe	55,758,482	383,539,228		—	439,297,710
Latin America	447,025,452	575,150		—	447,600,602
Middle East/Africa	146,751,546	305,303,709		0	452,055,255

Total Common Stocks	$692,527,814	$1,563,319,164	*	$0	$2,255,846,978

Equity-Linked Securities	$—	$16,583,950		$—	$16,583,950
Investment Funds	—	7,882,794		—	7,882,794
Rights	95,169	11,137		—	106,306
Short-Term Investments	—	22,478,000		—	22,478,000

Total Investments	$692,622,983	$1,610,275,045		$0	$2,302,898,028

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks

Balance as of June 30, 2010	$0
Realized gains (losses)	61,493
Change in net unrealized appreciation (depreciation)	0
Net purchases (sales)	(61,493)
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of September 30, 2010	$0

Change in net unrealized appreciation (depreciation) on investments still held as of September 30, 2010	$0

All Level 3 investments held at September 30, 2010 and June 30, 2010 were valued at $0.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective November 1, 2010, the name of the Fund was changed from Eaton Vance Tax-Managed Emerging Markets Fund.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: November 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: November 24, 2010